Stock-Based Compensation - Summary of the Company's restricted stock unit activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Outstanding at January 1, 2021 ,Restricted Stock Units | shares	0
Granted , Restricted Stock Units | shares	1,070,812
Forfeited, Restricted Stock Units | shares	(364)
Vested, Restricted Stock Units | shares	(410,000)
Outstanding at December 31, 2021, Restricted Stock Units | shares	660,448
Exercisable at December 31, 2021, Restricted Stock Units | shares	0
Outstanding at January 1, 2021,Weighted Average Grant Date Fair Value per Share | $ / shares	$ 0
Granted,Weighted Average Grant Date Fair Value per Share | $ / shares	2.58
Forfeited , Weighted Average Grant Date Fair Value per Share | $ / shares	1.06
Vested , Weighted Average Grant Date Fair Value per Share | $ / shares	3.80
Outstanding at December 31, 2021,Weighted Average Grant Date Fair Value per Share | $ / shares	3.80
Exercisable at December 31, 2021,Weighted Average Grant Date Fair Value per Share | $ / shares	$ 0